Business Segment Reporting - Schedule of Depreciation and Amortization by Segment (Details) - USD ($) $ in Thousands	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2015		Dec. 31, 2014	Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 404,946	[1]	$ 493,292	$ 513,698	[1]	$ 553,074	$ 551,261	$ 555,955	$ 531,240	$ 544,812	$ 406,266	$ 1,378,641	[1]	$ 1,618,033	[1]	$ 2,111,325		$ 2,038,273		$ 845,203
Depreciation expense	5,046			5,756								13,467		16,601		21,910		24,245		5,720
Amortization of mortgage servicing rights	18,108			60,783								88,188		186,075		250,375		282,781		72,897
Amortization of debt discount	329			331								1,022		991		1,318		1,412		3,259
Amortization of debt issuance costs	3,325			1,458								10,385		3,754		5,139		4,395		3,718
Loss before income taxes	(55,918)		$ (519,773)	(72,266)		$ 77,177	$ 71,703	$ 153,584	$ 69,445	$ 74,158	$ 55,292	(589)		76,614		(443,159)		352,479		257,508
Servicing [Member]
Segment Reporting Information [Line Items]
Revenue	374,936	[1]		485,303	[1]							1,269,269	[1]	1,526,606	[1]	1,985,436	[2]	1,895,921	[2]	840,630	[2]
Depreciation expense	694			2,636								1,736		8,099		9,955		13,525		1,469
Amortization of mortgage servicing rights	18,023			60,689								87,926		185,263		249,471		282,526		72,897
Amortization of debt discount	329			331								1,022		991		1,318		1,412		3,259
Amortization of debt issuance costs	2,981			1,114								9,336		3,241		4,294		4,395		3,718
Loss before income taxes	(12,742)			44,518								78,558		212,669		(174,090)		391,667		274,363
Lending [Member]
Segment Reporting Information [Line Items]
Revenue	29,662	[1]		26,877	[1]							106,721	[1]	86,811	[1]	119,220	[2]	120,899	[2]	356	[2]
Depreciation expense	96			98								292		235		332		320		8
Amortization of mortgage servicing rights	85			94								262		613		705		255		0
Amortization of debt discount	0			0								0		0		0		0		0
Amortization of debt issuance costs	0			0								0		0		0		0		0
Loss before income taxes	8,588			6,608								39,017		14,242		(26,842)		35,624		(258)
Corporate Items and Other [Member]
Segment Reporting Information [Line Items]
Revenue	348	[1]		1,557	[1]							2,709	[1]	4,734	[1]	6,825	[2]	22,092	[2]	5,122	[2]
Depreciation expense	4,256			3,022								11,439		8,267		11,623		10,400		4,243
Amortization of mortgage servicing rights	0			0								0		199		199		0		0
Amortization of debt discount	0			0								0		0		0		0		0
Amortization of debt issuance costs	344			344								1,049		513		845		0		0
Loss before income taxes	$ (51,764)			$ (123,392)								$ (118,164)		$ (150,297)		$ (242,227)		$ (74,812)		$ (16,597)

[1]	Intersegment billings for services rendered to other segments are recorded as revenues, as contra-expense or as other income, depending on the type of service that is rendered.
[2]	Intersegment billings for services rendered to other segments are recorded as revenues, as contra-expense or as other income, depending on the type of service that is rendered.